Employees - Summary of Key Management Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Staff And Management Costs [Line Items]
Salaries and short-term employee benefits	€ (41)	€ (29)	€ (28)
Share-based benefits	(15)	(10)	(5)
Key management compensation excluding non-executive director's fee	(56)	(39)	(33)
Non-Executive Directors’ fees	(2)	(2)	(2)
Key management personnel compensation	(58)	(41)	(35)
Key management personnel of entity or parent
Disclosure Of Staff And Management Costs [Line Items]
Expense from share-based payment transactions	12	6	10
Key management personnel of entity or parent | Executive Directors
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	(12)	(8)	(6)
Key management personnel of entity or parent | Other
Disclosure Of Staff And Management Costs [Line Items]
Key management personnel compensation	€ (44)	€ (31)	€ (27)